Fair Value Measurement (Additional Information) (Details) $ / shares in Units, $ in Thousands				9 Months Ended		12 Months Ended
	Jun. 24, 2014 USD ($)	Sep. 16, 2013 $ / shares shares	May 10, 2012 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Feb. 08, 2016 USD ($)	Jun. 24, 2015 USD ($)	Jun. 30, 2013 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued (in warrants) | shares			21,364
Sale price of warrants (in dollars per warrant) | $ / shares			$ 440
Warrant Conversion Ratio			1
Warrant conversion ratio | shares			1
Warrants, exercise price per share (in dollars per warrant) | $ / shares		$ 92	$ 640
Class of Warrant or Right, Period Warrants or Rights Exercisable			3 years
Exercise period for warrants (in years)			3 years
Mark-to-market gain recorded on warrants				$ 0	$ (5)	$ 5	$ 305
Fair value gain in financial assets				$ 68	$ 0
Increase (decrease) in fair value of contingent consideration related to acquisitions						2,222	(2,064)
Choose Digital Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liability	$ 2,570								$ 4,792
Notes issued to sellers	$ 2,570
Increase (decrease) in fair value of contingent consideration related to acquisitions						$ 2,222
Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of stock, shares converted (in warrants) | shares		6,818
Common stock, shares outstanding (in warrants) | shares				14,545	14,545	14,545
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of outstanding warrants			$ 5,281	$ 10	$ 10	$ 10	$ 15			$ 443
Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investment				1,091				$ 1,023
Fair value gain in financial assets				$ 68